Sale Leaseback (Details 2)	Dec. 31, 2018 USD ($)
Lease term of 17 [Member]
Twelve months ended December 31,
2019	$ 915,912
2020	381,631
Total	1,297,543
Lease term of 26 [Member]
Twelve months ended December 31,
2019	1,931,946
2020	1,931,946
2021	321,991
Total	$ 4,185,883